Tax	6 Months Ended
Jun. 30, 2019
Tax
25 Tax
The 2Q19 income tax expense of CHF  365 million includes the impact of the continuous reassessment of the estimated annual effective tax rate as well as the impact of items that need to be recorded in the specific interim period in which they occur. Further details are outlined in the tax expense reconciliation below.
Net deferred tax assets related to net operating losses, net deferred tax assets on temporary differences and net deferred tax liabilities are presented in the following manner. Nettable gross deferred tax liabilities are allocated on a pro-rata basis to gross deferred tax assets on net operating losses and gross deferred tax assets on temporary differences. This approach is aligned with the underlying treatment of netting gross deferred tax assets and liabilities under the Basel III framework. Valuation allowances have been allocated against such deferred tax assets on net operating losses first with any remainder allocated to such deferred tax assets on temporary differences. This presentation is considered the most appropriate disclosure given the underlying nature of the gross deferred tax balances.
As of June 30, 2019, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF  11.9 billion which are considered indefinitely reinvested. The Group would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
The Group is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF  187 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Brazil – 2014; the UK – 2012; Switzerland – 2011; the US – 2010; and the Netherlands – 2006.
Effective tax rate
in	2Q19	1Q19	2Q18	6M19	6M18
Effective tax rate (%)	28.0	29.5	37.8	28.7	36.1
Tax expense reconciliation
in	2Q19
CHF million
Income tax expense computed at the Swiss statutory tax rate of 22%	286
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(24)
Other non-deductible expenses	61
Changes in deferred tax valuation allowance	8
Lower taxed income	(30)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	33
Other	31
Income tax expense	365
Foreign tax rate differential
2Q19 included a foreign tax benefit of CHF  24 million mainly driven by losses made in higher tax jurisdictions, such as the UK, partially offset by earnings in higher tax jurisdictions, such as the US.
Other non-deductible expenses
2Q19 included the net impact of CHF  54 million relating to non-deductible interest expenses (including a benefit of CHF  60 million from a previously unrecognized tax benefit) and non-deductible bank levy costs. The remaining balance included various smaller items relating to other non-deductible expenses.
Changes in deferred tax valuation allowance
2Q19 included the impact of the estimated current year earnings, resulting in a decrease of valuation allowances of CHF  30 million mainly in respect of one of the Group’s operating entities in the UK and an increase of valuation allowances of CHF  38 million mainly in respect of three of the Group’s operating entities in the US, the UK and Switzerland.
Lower taxed income
2Q19 primarily included the impacts related to non-taxable dividend income of CHF  17 million and non-taxable life insurance income of CHF  12 million.
Other
2Q19 included a tax charge of CHF  36 million relating to the tax impact of transitional adjustments arising on the first adoption of IFRS 9 for own credit movements, CHF  30 million relating to the US base erosion and anti-abuse tax (BEAT), CHF  26 million relating to withholding taxes and CHF  7 million relating to a prior year adjustment and various smaller balances. This was partially offset by CHF  41 million relating to a beneficial earnings mix in one of the Group’s operating entities in Switzerland, CHF  15 million relating to own-credit valuation movements and CHF  12 million relating to the release of previously unrecognized tax benefits.
Net deferred tax assets
end of	2Q19	1Q19
Net deferred tax assets (CHF million)
Deferred tax assets	4,787	4,920
of which net operating losses	1,678	1,614
of which deductible temporary differences	3,109	3,306
Deferred tax liabilities	(644)	(456)
Net deferred tax assets	4,143	4,464

Bank
Tax
24 Tax
The 6M19 income tax expense of CHF 701 million includes the impact of the estimated annual effective tax rate as well as the impact of items that need to be recorded in the specific interim period in which they occur. Further details are outlined in the tax expense reconciliation below.
Net deferred tax assets related to net operating losses, net deferred tax assets on temporary differences and net deferred tax liabilities are presented in the following manner. Nettable gross deferred tax liabilities are allocated on a pro-rata basis to gross deferred tax assets on net operating losses and gross deferred tax assets on temporary differences. This approach is aligned with the underlying treatment of netting gross deferred tax assets and liabilities under the Basel III framework. Valuation allowances have been allocated against such deferred tax assets on net operating losses first with any remainder allocated to such deferred tax assets on temporary differences. This presentation is considered the most appropriate disclosure given the underlying nature of the gross deferred tax balances.
As of June 30, 2019, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF  11.3 billion which are considered indefinitely reinvested. The Bank would need to accrue and pay taxes on these undistributed earnings if such earnings were repatriated. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
The Bank is currently subject to ongoing tax audits. inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date. It is reasonably possible that there will be a decrease between zero and CHF  187 million in unrecognized tax benefits within 12 months of the reporting date.
The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Brazil – 2014; the UK – 2012; Switzerland – 2011; the US – 2010; and the Netherlands – 2006.
Effective tax rate
in	6M19	6M18
Effective tax rate (%)	31.0	33.3
Tax expense reconciliation
in	6M19
CHF million
Income tax expense computed at the statutory tax rate of 22%	497
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(22)
Other non-deductible expenses	146
Changes in deferred tax valuation allowance	(24)
Lower taxed income	(47)
(Windfall tax benefits)/shortfall tax charges on share-based compensation	33
Other	118
Income tax expense	701
Foreign tax rate differential
6M19 included a foreign tax benefit of CHF  22 million mainly driven by losses made in higher tax jurisdictions, such as the UK, partially offset by earnings in higher tax jurisdictions, such as the US.
Other non-deductible expenses
6M19 included the net impact of CHF  123 million relating to non-deductible interest expenses (including a benefit of CHF  60 million from a previously unrecognized tax benefit) and non-deductible bank levy costs The remaining balance included CHF  13 million relating to a litigation matter and various smaller items relating to other non-deductible expenses.
Changes in deferred tax valuation allowance
6M19 included the impact of the estimated current year earnings, resulting in a decrease of valuation allowances of CHF  61 million mainly in respect of one of the Bank’s operating entities in the UK and an increase of valuation allowances of CHF  37 million mainly in respect of two of the Bank’s operating entities in the US and the UK.
Lower taxed income
6M19 primarily included the impacts of CHF  24 million related to non-taxable life insurance income and CHF  23 million related to non-taxable dividend income.
Other
6M19 included a tax charge of CHF  62 million relating to the tax impact of transitional adjustments arising on the first adoption of IFRS 9 for own credit movements, CHF  51 million relating to the US base erosion and anti-abuse tax (BEAT), CHF  26 million relating to withholding taxes and CHF  14 million relating to a prior year adjustment. This was partially offset by CHF  44 million relating to a beneficial earnings mix in one of the Bank’s operating entities in Switzerland and CHF  12 million relating to the release of previously unrecognized tax benefits.
Net deferred tax assets
end of	6M19	2018
Net deferred tax assets (CHF million)
Deferred tax assets	4,725	4,887
of which net operating losses	1,655	1,632
of which deductible temporary differences	3,070	3,255
Deferred tax liabilities	(246)	(268)
Net deferred tax assets	4,479	4,619